OTHER INCOME(EXPENSES), NET (Details)		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2023 JPY (¥)
OTHER INCOME (EXPENSE)
Unrealized gain(loss) on short-term investments				¥ (87,500)	¥ 175,000
Unrealized gain on long-term investments		5,112	801,500
Loss on disposal of long-lived assets		(4,206)	(659,442)	(190,430)	(712,149)
Loss on disposal of a subsidiary*	[1]			(753,900)
Other income**	[2]	171,832	26,943,327	22,266,735	14,126,116
Other expenses***	[3]	(330,534)	(51,827,873)	(3,881,061)
Total other income, net		$ (157,796)	¥ (24,742,488)	¥ 17,353,844	¥ 13,588,967

[1]	On April 8, 2024, the Company transferred 100% of the shares of its wholly owned subsidiary, Sky Earth Sports Co., to the subsidiary’s representative director, Mr. Soichiro Kanazawa, for an aggregated consideration of JPY12,500,000 ($79,719), resulting in a recognized loss of JPY753,900 ($4,808). In connection with the disposal of Sky Earth Sports Co., the Company evaluated whether the disposal constitutes a strategic shift that has, or is expected to have, a major effect on the Company’s operations and financial results, and concluded that the impact of this disposal is limited and does not represent a strategic shift.
[2]	Other income primarily included JPY9,533,619, JPY7,764,628 and JPY9,560,306 ($60,971) of the franchise income collected for the fiscal years ended December 31, 2023, 2024 and 2025, respectively. The Company has established a system to support the Company’s full-time coaches to apply and register as franchisees, in which the Company transfers certain business rights and members to the full-time coaches.
[3]	Other expenses primarily included JPY18,114,059 ($115,523) and JPY3,806,848 ($24,278) of fees for the syndicate loan and the commitment line, respectively, and JPY22,129,368 ($141,131) of loss related to changes in franchisee contracts for the fiscal year ended December 31, 2025.